Balance Sheet for the Parent Company (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 126,519	$ 102,290	$ 50,129	$ 56,654	$ 86,346	$ 58,089
Other assets	11,060	11,288		9,612	8,891
Total assets	1,905,851	1,740,060		1,254,377	1,098,216
Liabilities and Stockholders' Equity
Notes payable	0	15,729		18,692	9,000
Other borrowings	8,882	12,252		10,992	8,051
Junior subordinated debentures	18,147	18,147		14,538	14,538
Other liabilities	7,299	5,545		5,272	4,435
Total liabilities	1,691,669	1,615,550		1,168,380	1,022,172
Stockholders' equity:
Common stock	121	83		69	69
Additional paid-in capital	209,396	88,791		59,196	58,149
Retained earnings	5,874	33,290		24,594	16,984
Treasury stock	0	(232)		(24)	(24)
Accumulated other comprehensive income	(1,209)	2,578		2,162	866
Totalstockholders' equity	214,182	124,510	109,951	85,997	76,044	62,479
Total liabilities andstockholders' equity	1,905,851	1,740,060		1,254,377	1,098,216
Parent Company
Assets
Cash and cash equivalents		1,396		4,375	2,713	4,747
Investment in subsidiaries		173,724		120,711	108,119
Investment in Trusts		547		438	438
Other assets		987		325	34
Total assets		176,654		125,849	111,304
Liabilities and Stockholders' Equity
Notes payable		12,250		7,500	9,000
Other borrowings		20,788		17,103	11,383
Junior subordinated debentures		18,147		14,538	14,538
Other liabilities		959		711	339
Total liabilities		52,144		39,852	35,260
Stockholders' equity:
Common stock		83		69	69
Additional paid-in capital		88,791		59,196	58,149
Retained earnings		33,290		24,594	16,984
Treasury stock		(232)		(24)	(24)
Accumulated other comprehensive income		2,578		2,162	866
Totalstockholders' equity		124,510		85,997	76,044
Total liabilities andstockholders' equity		$ 176,654		$ 125,849	$ 111,304